Commitments (Tables)	9 Months Ended
May 31, 2025
Commitments
Summary of amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years

$
2025	947,765
2026	2,941,308

Summary of undiscounted lease commitments	The Company’s undiscounted lease commitments related to this lease are as follows as at May 31, 2025:

$
2026	123,822
2027	167,572
2028	170,924
2029 and thereafter	396,841